CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	¥ 4,271,899	$ 619,367	¥ 2,864,543
Restricted cash	88,796	12,874	80,800
Accounts receivable (net of allowance of RMB8,296 and RMB18,235 as of December 31, 2021 and 2022, respectively)	221,004	32,044	305,018
Contract assets, net (net of allowance of RMB350,686 and RMB 153,435 as of December 31, 2021 and 2022, respectively)	626,739	90,869	1,105,905
Contract cost	787	114	9,959
Prepaid expenses and other assets	321,411	46,600	352,015
Loans at fair value	54,049	7,836	73,734
Financing receivables (net of allowance of RMB65,489 and RMB40,735 as of December 31, 2021 and 2022, respectively)	514,388	74,579	1,697,962
Amounts due from related parties	1,266,232	183,586	879,256
Held-to-maturity investments	2,700	391	2,200
Available-for-sale investments	972,738	141,034	177,360
Property, equipment and software, net	77,256	11,201	102,548
Deferred tax assets	84,187	12,206	7,388
Right-of-use assets	33,909	4,916	80,752
Total assets	8,536,095	1,237,617	7,739,440
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable	14,144	2,050	19,065
Amounts due to related parties	227,724	33,017	434,127
Deferred revenue	65,539	9,502	12,379
Payable to investors at fair value	0	0	50,686
Accrued expenses and other liabilities	1,315,006	190,658	1,182,783
Secured borrowings	767,900	111,335	1,028,600
Refund liabilities	0		5,732
Deferred tax liabilities	79,740	11,561	112,535
Lease liabilities	35,229	5,108	72,101
Total liabilities	2,505,282	363,231	2,918,008
Commitments and Contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 189,856,980 and 199,299,342 shares issued as of December 31, 2021 and 2022, respectively; 169,995,926 and 178,577,768 shares outstanding as of December 31, 2021 and 2022, respectively)	129	19	123
Treasury stock (1,301,054 and 2,161,574 shares as of December 31, 2021 and 2022, respectively)	(46,734)	(6,776)	(42,897)
Additional paid-in capital	5,160,783	748,243	5,100,486
Accumulated other comprehensive income	7,765	1,126	11,553
(Accumulated deficit)/Retained earnings	908,870	131,774	(247,833)
Total equity	6,030,813	874,386	4,821,432
Total liabilities and equity	¥ 8,536,095	$ 1,237,617	¥ 7,739,440